1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

VIA EDGAR

May 1, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Credit Suisse Global High Yield Fund, Inc.
Securities Act File No. 333-60695
Investment Company Act File No. 811-08927

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, Credit Suisse Global High Yield Fund, Inc. (the “Fund”), hereby certifies that the definitive forms of the Fund’s Prospectus and Statement of Additional Information do not differ from the forms of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 12 to the Registration Statement (the “Amendment”) electronically filed with the Securities and Exchange Commission on April 23, 2009.  The Amendment became effective automatically on May 1, 2009, pursuant to Rule 485(b).

Very truly yours,

/s/ Anthony A. Vertuno
Anthony A. Vertuno

Enclosures

cc: J. Kevin Gao, Esq.

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